Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Summary of profit / (loss) before income taxes

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cayman Islands	(23,555)	(21,516)	(16,192)	(2,282)
British Virgin Islands	(2)	(13)	—	—
Hong Kong	(1,564)	(2,540)	(1,982)	(279)
Singapore	—	34	96	14
China	(115,431)	(84,870)	(46,476)	(6,546)
Total loss before income taxes	(140,552)	(108,905)	(64,554)	(9,093)

Summary of composition of income tax expense

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expense	(32)	(26)	(3)	—
Deferred tax benefit	—	481	1,889	266
Total income tax (expense)/ benefit	(32)	455	1,886	266

Summary of reconciliation between expenses of income taxes

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(140,552)	(108,905)	(64,554)	(9,093)
Income tax expense computed at PRC statutory rate (25%)	(35,138)	(27,226)	(16,139)	(2,273)
International tax rate differential	6,023	5,596	4,206	592
Preferential tax rate	21,437	5,518	10,613	1,495
Deferred tax items tax rate differential	(22,935)	(5,399)	(6,502)	(916)
Research and development super-deduction	(32,595)	(28,463)	(26,393)	(3,717)
Non-deductible expenses	8,092	4,367	3,438	483
Deferred tax expenses	—	(679)	49	7
Non-taxable income	—	(157)	—	—
Recognition of prior year tax loss	(4,851)	—	—	—
Changes in valuation allowance	59,999	45,988	28,842	4,063
Income tax expense/(benefit)	32	(455)	(1,886)	(266)

Summary of deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	12,127	5,463	769
Share of loss from equity method investments	—	113	16
Accrued expenses	12,411	7,907	1,114
Net operating loss carry forward	282,098	320,122	45,089
Government grants related to assets	2,113	3	—
Property and equipment depreciation	—	20	3
Estimated liabilities	426	—	—
Lease liabilities	3,533	817	115
Less: Valuation allowance	(295,401)	(324,243)	(45,669)
Total deferred tax assets	17,307	10,202	1,437
Deferred tax liabilities
Property and equipment depreciation	(1,636)	(19)	(3)
Net unrealized gain on equity investments held	(4,332)	—	—
Operating lease right-of-use assets	(3,049)	(678)	(95)
Intangible assets arising from acquisition	(4,856)	(4,288)	(604)
Loan interest income	(8,258)	(8,139)	(1,147)
Total deferred tax liabilities	(22,131)	(13,124)	(1,849)
Net deferred tax assets	—	1,072	151
Net deferred tax liabilities	(4,824)	(3,994)	(563)